Shareholder Report		12 Months Ended	27 Months Ended	35 Months Ended
	Jul. 01, 2023	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding	Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		BNY Mellon ETF Trust
Entity Central Index Key		0001493580
Entity Investment Company Type		N-1A
Document Period End Date		Jun. 30, 2024
C000228810
Shareholder Report [Line Items]
Fund Name		BNY Mellon Ultra Short Income ETF
Class Name		BNY Mellon Ultra Short Income ETF
Trading Symbol		BKUI
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Ultra Short Income ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.bnymellon.com/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]
Additional Information Phone Number		1-833-383-2696
Additional Information Website		im.bnymellon.com/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Ultra Short Income ETF	$12	0.12%

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended June 30, 2024, the Fund’s shares returned 5.76% on a net asset value basis and 5.77% on a market price basis.

  In comparison, ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”) returned 5.40% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	BNY Mellon Ultra Short Income ETF - $10,792	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,070Footnote Reference*	ICE BofA 3-Month U.S. Treasury Bill Index - $10,937
8/9/2021	10,000	10,000	10,000
9/30/2021	10,004	9,950	10,001
12/31/2021	9,976	9,951	10,002
3/31/2022	9,880	9,361	10,006
6/30/2022	9,846	8,921	10,016
9/30/2022	9,863	8,497	10,062
12/31/2022	9,966	8,656	10,147
3/31/2023	10,074	8,913	10,256
6/30/2023	10,204	8,838	10,376
9/30/2023	10,336	8,552	10,512
12/31/2023	10,538	9,135	10,656
3/31/2024	10,660	9,064	10,794
6/30/2024	10,792	9,070	10,937

Average Annual Return [Table Text Block]
Fund	1 YR	Since Inception (August 9, 2021)
BNY Mellon Ultra Short Income ETF - NAV Return	5.76%	2.68%
BNY Mellon Ultra Short Income ETF - Market Price Return	5.77%	2.67%
Bloomberg U.S. Aggregate Bond Index (broad-based index)Footnote Reference*	2.63%	- 3.32%
ICE BofA 3-Month U.S. Treasury Bill Index	5.40%	3.15%

Performance Inception Date				Aug. 09, 2021
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.
AssetsNet		$ 74,000,000	$ 74,000,000	$ 74,000,000
Holdings Count | Holding		113	113	113
Advisory Fees Paid, Amount		$ 63,419
InvestmentCompanyPortfolioTurnover		42.44%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 6/30/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$74	113	63,419	42.44%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.5%
Energy	0.4%
Technology	1.6%
Industrial	1.8%
Investment Companies	2.0%
Communications	2.6%
Consumer, Non-cyclical	3.3%
Government	4.3%
Consumer, Cyclical	7.4%
Financial	76.1%

Material Fund Change [Text Block]		For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/etfliterature.
Updated Prospectus Web Address		im.bnymellon.com/etfliterature
C000229128
Shareholder Report [Line Items]
Fund Name		BNY Mellon Responsible Horizons Corporate Bond ETF
Class Name		BNY Mellon Responsible Horizons Corporate Bond ETF
Trading Symbol		RHCB
Security Exchange Name		NYSEArca
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about BNY Mellon Responsible Horizons Corporate Bond ETF (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at im.bnymellon.com/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number		1-833-383-2696
Additional Information Website		im.bnymellon.com/etfliterature
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Responsible Horizons Corporate Bond ETF	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the 12 month period ended June 30, 2024, the Fund’s shares returned 5.12% on a net asset value basis and 5.07% on a market price basis.

  In comparison, ICE BofA U.S. Corporate Index (the “Index”) returned 5.04% for the same period.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	BNY Mellon Responsible Horizons Corporate Bond ETF - $9,980	Bloomberg U.S. Aggregate Bond Index (broad-based index) - $9,699Footnote Reference*	ICE BofA U.S. Corporate Index - $9,998
3/21/2022	10,000	10,000	10,000
3/31/2022	10,071	10,009	10,061
6/30/2022	9,306	9,539	9,386
9/30/2022	8,856	9,086	8,906
12/31/2022	9,180	9,256	9,220
3/31/2023	9,510	9,530	9,538
6/30/2023	9,494	9,450	9,518
9/30/2023	9,221	9,145	9,262
12/31/2023	9,981	9,768	9,995
3/31/2024	9,977	9,692	9,987
6/30/2024	9,980	9,699	9,998

Average Annual Return [Table Text Block]
Fund	1 YR	Since Inception (March 21, 2022)
BNY Mellon Responsible Horizons Corporate Bond ETF - NAV Return	5.12%	- 0.09%
BNY Mellon Responsible Horizons Corporate Bond ETF - Market Price Return	5.07%	- 0.02%
Bloomberg U.S. Aggregate Bond Index (broad-based index)Footnote Reference*	2.63%	- 1.33%
ICE BofA U.S. Corporate Index	5.04%	- 0.01%

Performance Inception Date			Mar. 21, 2022
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of June 30, 2024.
Material Change Date	Jul. 01, 2023
AssetsNet		$ 23,000,000	$ 23,000,000	$ 23,000,000
Holdings Count | Holding		276	276	276
Advisory Fees Paid, Amount		$ 78,566
InvestmentCompanyPortfolioTurnover		56.72%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (AS OF 6/30/24)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$23	276	78,566	56.72%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	-0.6%
Government	1.0%
Investment Companies	2.4%
Basic Materials	3.0%
Communications	5.3%
Technology	5.8%
Energy	6.3%
Industrial	6.8%
Consumer, Cyclical	7.3%
Utilities	9.2%
Consumer, Non-cyclical	17.6%
Financial	35.9%

Material Fund Change [Text Block]

How has the Fund changed?

  The Fund revised its investment strategy and related risks to more fully describe the sub-adviser’s investment processes. More information on the changes can be found in the Fund’s current prospectus dated November 1, 2023.

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by November 1, 2024 at im.bnymellon.com/etfliterature or upon request at 1-833-383-2696 or by calling your financial adviser.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit im.bnymellon.com/etfliterature.

Updated Prospectus Phone Number		1-833-383-2696
Updated Prospectus Web Address		im.bnymellon.com/etfliterature